SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	12 Months Ended
	Apr. 30, 2026	Jul. 16, 2025
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	4,950,000,000	4,950,000,000
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares issued	9,002,000
Ordinary shares, voting rights	Each Class A Ordinary Share is entitled to one vote
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares issued	10,998,000
Ordinary shares, voting rights	each Class B Ordinary Share is entitled to 20 votes